Share capital and Contributed Surplus - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Sep. 30, 2023 share $ / shares	Sep. 30, 2022 share $ / shares	Sep. 30, 2021 share $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding, beginning of the period | share	57,108	59,536	28,838
Number of share options granted | share	340,000	9,500	52,988
Number of share options exercised | share	(1,125)		(18,194)
Number of share options cancelled | share	(6,076)	(11,928)	(4,096)
Options outstanding, end of the period | share	389,907	57,108	59,536
Number of share options exercisable | share	49,496
Weighted average exercise price, beginning of the period | $ / shares	$ 83.87	$ 95.9	$ 45.5
Weighted average exercise price of share options granted | $ / shares	2.59	69.59	104.3
Weighted average exercise price of share options exercised | $ / shares	3.6		50.4
Weighted average exercise price of share options cancelled | $ / shares	70.65	131.76	48.3
Weighted average exercise price, end of the period | $ / shares	2.8	$ 83.87	$ 95.9
Weighted average exercise price of share options exercisable | $ / shares	$ 4.21